Stock Based Compensation (Details) - Schedule of Fair Value of Stock Option Derived from Share Price	Oct. 18, 2023	Oct. 04, 2023
Cofounders [Member]
Stock Based Compensation (Details) - Schedule of Fair Value of Stock Option Derived from Share Price [Line Items]
Probability weighted time to exit	5 years
Expected dividend yield	0.00%
Board Members [Member]
Stock Based Compensation (Details) - Schedule of Fair Value of Stock Option Derived from Share Price [Line Items]
Probability weighted time to exit		5 years
Expected dividend yield		0.00%